Net finance costs - Disclosure of net finance costs (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Interest expense from:
Unsecured loan	$ 503,251	$ 321,313	$ 4,527
Accretion cost - accrued royalties liability	170,373	159,451	64,537
Lease obligations	37,786	30,112	33,872
Related party loans	0	0	4,581
CEBA term loan	8,281	0	4,481
2019 convertible notes	0	0	0
Other	3,857	1,114	4,115
Total interest expenses	723,548	511,990	116,113
Interest income	(55,514)	(5,988)	(4,848)
Gain on termination of lease obligations	0	0	0
Gain on government grant	0	0	(3,514)
Net finance costs	$ 668,034	$ 506,002	$ 107,751